UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 139,834	$ 217,835	$ 375,067	$ 214,862
Restricted cash and short-term deposits (current portion)	252,843	332,033	276,289	222,265
Long-term restricted cash	152,743	154,393	176,029	175,550
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 545,420	$ 704,261	$ 827,385	$ 612,677